Subsequent Events - Additional Information (Details)							1 Months Ended		9 Months Ended		12 Months Ended
	Aug. 24, 2020 USD ($) $ / shares shares	Aug. 20, 2020 USD ($)	Jun. 06, 2020 USD ($)	May 26, 2020 USD ($)	Apr. 08, 2020 USD ($)	Mar. 31, 2020 USD ($)	Sep. 30, 2020 USD ($) $ / shares shares	Jul. 31, 2019 USD ($) shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Aug. 22, 2020	Apr. 22, 2020 USD ($)	Mar. 20, 2020 USD ($) $ / shares shares	Jun. 24, 2019 $ / shares
Common Stock, Value											$ 0	$ 0
Debt Instrument, Face Amount							$ 255,000,000		$ 255,000,000
Proceeds from issuance of Series A Convertible Preferred stock											$ 68,666,000	0
Debt instrument, Conversion price | $ / shares							$ 43.3039		$ 43.3039		$ 43.3039
Proceeds from the issuance of debt									$ 31,910,000		$ 0	$ 5,940,000
Debt Instrument, Redemption, Period One [Member]
Debt Instrument, Periodic Payment, Principal						$ 20,000,000			5,000,000
Repayments of Debt				$ 3,000,000	$ 17,000,000
Equity investment option 1 [Member]
Minuimum Equity investment									25,000,000		25,000,000
Equity investment option 2 [Member]
Minuimum Equity investment									10,000,000		10,000,000
Equity investment option 3 [Member]
Minuimum Equity investment									$ 30,000,000		$ 30,000,000
New Notes [Member]
Line of Credit Facility, Commitment Fee Percentage									1.50%		1.50%
Debt Instrument,Term									48 months		48 months
Debt Instrument, Interest Rate									12.50%		12.50%
Proceeds from the issuance of debt			$ 10,000,000
Minimum Liquidity amount									$ 5,000,000		$ 5,000,000
Twenty seventeen Note [Member]
Minimum Liquidity amount											2,000,000.0
Debt Instrument, Annual Principal Payment						3,600,000
Twenty Eighteen Notes [Member]
Debt Instrument, Face Amount											$ 3,000,000
Debt Instrument, Interest Rate											12.50%
Minimum Liquidity amount									2,000,000
Debt Instrument, Annual Principal Payment						$ 2,400,000
Paycheck Protection Program Note [Member]
Debt Instrument, Periodic Payment, Principal		$ 7,820,000
Debt Instrument, Interest Rate, Stated Percentage														1.00%
Silicon Valley Bank [Member] | Paycheck Protection Program Note [Member]
Debt Instrument, Face Amount														$ 7,800,000
Subsequent Event [Member]
Debt instrument frequency of periodic payment						32 equal monthly installments
Subsequent Event [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument, Periodic Payment, Principal						$ 20,000,000.0
Repayments of Debt				$ 3,000,000	$ 17,000,000
Subsequent Event [Member] | New Notes [Member]
Proceeds from the issuance of debt			$ 10,000,000
Subsequent Event [Member] | Twenty seventeen Note [Member]
Debt Instrument, Annual Principal Payment						3,600,000
Subsequent Event [Member] | Twenty Eighteen Notes [Member]
Debt Instrument, Annual Principal Payment						$ 2,400,000
Subsequent Event [Member] | Paycheck Protection Program Note [Member]
Debt Instrument, Interest Rate, Stated Percentage													1.00%
Volvo Stock Purchase Warrant [Member]
Exercise price of warrants | $ / shares															$ 43.3039
Fair value of warrants							$ 2,900,000		$ 2,900,000
Luminar [Member]
Maximum percentage of outstanding capital stock							7.50%		7.50%
Series X Preferred Stock [Member]
Additional issue of shares | shares							102,101		102,101
Total gross proceeds of share issued									$ 13,860,000
Series X Preferred Stock [Member] | Luminar [Member]
Share price | $ / shares							$ 10.00		$ 10.00
Common Stock, Value							$ 2,943,000,000		$ 2,943,000,000
Maximum aggregate amount of additional capital raised							$ 13,900,000		13,900,000
Increase in preferred stock									$ 170,000,000
Common Class A [Member]
Common Stock, Shares | shares							9,763,078		9,763,078		9,880,277	9,593,220
Common Stock, Value							$ 0		$ 0		$ 0
Common Class A [Member] | Luminar [Member]
Common Stock, Shares | shares							218,818,037		218,818,037
Common Class B [Member]
Common Stock, Shares | shares							0		0		0
Common Stock, Value							$ 0		$ 0		$ 0
Common stock voting rights									ten votes
Common Class B [Member] | Subsequent Event [Member] | Chief Executive Officer [Member]
Common stock voting rights	ten votes
Exchange ratio for the temporary equity and stock exchanged with common stock	10
Common Class B [Member] | Luminar [Member]
Common Stock, Shares | shares							105,118,203		105,118,203
Common Class A And Class B [Member] | Luminar [Member]
Common Stock, Shares | shares							25,818,749		25,818,749
Series A Redeemable Convertible Preferred Stock
Temporary equity par or stated value per share | $ / shares							$ 0.00001		$ 0.00001		$ 0.00001	$ 0.00001				$ 0.00001
Temporary equity issued during the period shares | shares								244,827		1,585,674	1,585,674
Proceeds from issuance of Series A Convertible Preferred stock								$ 10,100,000		$ 68,666,000
Series A Redeemable Convertible Preferred Stock | New Notes [Member]
Debt Instrument percentage											10.00%
Series A Redeemable Convertible Preferred Stock | Volvo Stock Purchase Warrant [Member]
Class of warrants or rights number of securities called by warrants or rights | shares															300,000
Temporary equity par or stated value per share | $ / shares															$ 0.00001
Series A Redeemable Convertible Preferred Stock | Volvo Stock Purchase Warrant [Member] | Volvo Car Technology Fund [Member] | Subsequent Event [Member]
Class of warrants or rights number of securities called by warrants or rights | shares															300,000
Temporary equity par or stated value per share | $ / shares															$ 0.00001
Exercise price of warrants | $ / shares															$ 43.3039
Series A Redeemable Convertible Preferred Stock | Future Reduction In Revenue [Member] | Volvo Stock Purchase Warrant [Member] | Volvo Car Technology Fund [Member] | Subsequent Event [Member]
Fair value of warrants															$ 2.9
Founders Convertible Preferred And Luminar Class A Common Stock [Member] | Subsequent Event [Member] | Chief Executive Officer [Member]
Common stock and temporary equity voting rights	one vote
Series X Redeemable Convertible Preferred Stock
Temporary equity par or stated value per share | $ / shares	$ 0.00001						$ 0.00001		$ 0.00001		$ 0.00001
Temporary equity issued during the period shares | shares							1,251,971		1,251,971
Temporary equity issue price per share | $ / shares	$ 135.79
Proceeds from issuance of Series A Convertible Preferred stock							$ 170,000,000		$ 170,000,000		$ 170,000,000
Series X Redeemable Convertible Preferred Stock | Subsequent Event [Member]
Temporary equity issued during the period shares | shares	1,250,000
Temporary equity issue price per share | $ / shares	$ 135.8
Series X Redeemable Convertible Preferred Stock | Subsequent Event [Member] | Additional Authorization [Member]
Temporary equity shares authorised amount	$ 30,000,000